Leases (Details) - Schedule of Maturity of Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Oct. 01, 2022	Sep. 30, 2022	Sep. 30, 2008
Schedule Of Maturity Of Operating Lease Liabilities Abstract
2024		$ 537		$ 530	$ 526
2025		526		537	545
2026		545		526	515
2027		516		545
Total minimum lease payments		2,124			1,987
Less: imputed interest		(526)			(466)
Total		1,598	$ 1,862	2,653	1,521
Less: current obligations under leases	$ (325)	(318)			(325)
Long-term lease obligations	$ 1,196	1,280			1,196
2023		537		530	526
2024		526		537	545
2025		545		526	515
2026		516		545
2027				515
Total		$ 1,598	$ 1,862	$ 2,653	$ 1,521